INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature - Additional information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
R&D Capitalized	$ 10,753,047	$ 5,149,684	$ 3,906,630
R&D profit and loss	15,345,315	6,947,460	5,617,655
Total	$ 26,098,362	$ 12,097,144	$ 9,524,285